Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance - beginning of year	$ 35,500	$ 45,097
Lease payments	(34,720)	(23,849)
Additions	40,292	12,599
Interest expense	3,825	1,907
Foreign exchange loss (gain)	1,345	(40)
Foreign currency translation	486	(214)
Balance - end of year	46,728	35,500
Current	26,343	21,421
Non-current	20,385	14,079
Lease liabilities	$ 46,728	$ 35,500